SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total revenues	$ 100,046	$ 87,087	$ 71,019
Americas [Member]
Total revenues	60,123	40,070	28,681
EMEA [Member]
Total revenues	32,888	39,455	37,080
Israel [Member]
Total revenues	456	847	849
Asia Pacific [Member]
Total revenues	$ 6,579	$ 6,715	$ 4,409